Property and equipment, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Property and equipment, net [Line Items]
Subtotal	¥ 502,513		¥ 493,739		$ 77,014
Less: Accumulated depreciation	(435,393)		(325,304)		(66,728)
Property and equipment subject to depreciation	67,120		168,435		10,286
Construction in progress	44,577		54,905		6,832
Total	111,697		223,340		17,118
Depreciation expenses	127,836	$ 19,592	87,887	¥ 66,903
Computers and equipment [Member]
Property and equipment, net [Line Items]
Subtotal	142,277		149,191		21,805
Leasehold improvements [Member]
Property and equipment, net [Line Items]
Subtotal	131,923		119,934		20,218
Buildings [Member]
Property and equipment, net [Line Items]
Subtotal	4,308		4,466		660
Furniture and fixtures [Member]
Property and equipment, net [Line Items]
Subtotal	16,860		18,339		2,584
Vehicles [Member]
Property and equipment, net [Line Items]
Subtotal	19,925		15,483		3,054
Software [Member]
Property and equipment, net [Line Items]
Subtotal	185,118		184,282		28,371
Others
Property and equipment, net [Line Items]
Subtotal	2,102		2,044		$ 322
Depreciation Expense [Member]
Property and equipment, net [Line Items]
Depreciation expenses	¥ 127,836		¥ 84,273	¥ 67,077